Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 140,836	$ 13,245
Investing activities
Additions to newbuildings, vessels and equipment	(147,579)	(203,243)
Finance lease payments received	2,210	2,471
Return of loan to associated company	3,000	0
Purchase of shares from non-controlling interest	(269)	0
Proceeds from sale of shares	0	17,757
Net cash used in investing activities	(142,369)	(183,015)
Financing activities
Proceeds from issuance of debt	144,765	243,236
Repayment of long-term debt	(124,446)	(54,002)
Repayment of finance leases	(3,355)	(6,163)
Net proceeds from issuance of shares	9,316	0
Debt fees paid	(335)	0
Dividends paid	0	(386)
Net cash (used in) provided by financing activities	25,676	182,685
Net change in cash and cash equivalents and restricted cash	24,143	12,915
Cash and cash equivalents and restricted cash at start of period	67,904	104,886
Cash and cash equivalents and restricted cash at end of period	$ 92,047	$ 117,801